Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Warrants (Details) [Line Items]
Warrant outstanding (in Shares) | shares	16,699,626	16,699,626
Redemption of warrants scenario two, description	Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00:Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at a price of $0.10 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the Reference Value equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.	Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00:Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at a price of $0.10 per Public Warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the Reference Value equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Number of days, written notice of redemption	30 days
Total equity proceeds percentage	60.00%	60.00%
Market value per share (in Dollars per share)	$ 9.2
Redemption trigger price per share (in Dollars per share)	$ 18	$ 18
Redemption of warrants scenario one, description		Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00:Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders (the “Reference Value”).
Public Warrant [Member]
Warrants (Details) [Line Items]
Warrant outstanding (in Shares) | shares		16,184,626
Minimum [Member]
Warrants (Details) [Line Items]
Market value and the newly issued price percentage	115.00%	115.00%
Maximum [Member]
Warrants (Details) [Line Items]
Market value and the newly issued price percentage	180.00%	180.00%
Public Warrant [Member]
Warrants (Details) [Line Items]
Warrant outstanding (in Shares) | shares		16,184,626
Exercise Price 18.00 [Member]
Warrants (Details) [Line Items]
Redemption price per public warrant (in Dollars per share)	$ 0.01
Number of days, written notice of redemption	30 days
Stock price trigger for redemption of public warrants (in Dollars per share)	$ 18
Number of trading days	20
Threshold consecutive trading days for redemption of public warrants	30
Exercise Price 10.00 [Member]
Warrants (Details) [Line Items]
Redemption price per public warrant (in Dollars per share)	$ 0.1
Stock price trigger for redemption of public warrants (in Dollars per share)	$ 10
Number of trading days	20
Threshold consecutive trading days for redemption of public warrants	30
Threshold number of business days before sending notice of redemption to warrant holders	3
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrant outstanding (in Shares) | shares	515,000		515,000
Business Acquisition [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Business combination effective issue price per share (in Dollars per share)	$ 9.2	$ 9.2
Business Acquisition [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Business combination effective issue price per share (in Dollars per share)		$ 9.2